1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

November 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ramius Archview Credit and Distressed Fund
(File Nos. 333-204148 and 811-23056)

Ladies and Gentlemen:

On behalf of Ramius Archview Credit and Distressed Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 4 to the Registrant’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-2 (the “Registration Statement”). The purpose of this filing is to complete any outstanding items and to respond to telephonic comments provided November 2, 2015.

Please direct any questions concerning the filing to the undersigned at 212-698-3525 or Matthew K. Kerfoot at 212-641-5694.

Very truly yours,

/s/ Richard Horowitz

Richard Horowitz